Segmental analysis - Constant currency results reconciliation (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenue	[1]	$ 37,742	$ 34,122
ECL		(2,353)	(1,941)
Operating expenses		(17,426)	(17,022)
Share of profit in associates and joint ventures less impairment		1,559	651
Profit before tax		19,522	15,810
Constant currency
Disclosure of operating segments [line items]
Revenue		37,742	34,812
ECL		(2,353)	(2,015)
Operating expenses		(17,426)	(17,451)
Share of profit in associates and joint ventures less impairment			655
Profit before tax		$ 19,522	16,001
Currency translation
Disclosure of operating segments [line items]
Revenue			690
ECL			(74)
Operating expenses			(429)
Share of profit in associates and joint ventures less impairment			4
Profit before tax			$ 191

[1]	Also referred to as revenue.